SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Shipping and handling costs	$ 5,489	$ 74,665	$ 109,775	$ 129,015
Advertising costs	4,644	16,666	26,115	158,307
FDIC insurance amount	250,000
Uninsured amount	$ 75,000